SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2013
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II

UTSTARCOM HOLDINGS CORP.
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
For the Years Ended December 31, 2013, 2012, and 2011

Description	Balance at beginning of the period	Charged (credited) to costs and expenses	Charged (credited) to other accounts	(Deductions) Adjustments IPTV divestiture	(Deductions) Adjustments	Balance at end of the period
	(in thousands)
Year ended December 31, 2013
Allowance for doubtful accounts	$10,796	$(75)	$—	$—	$342	$11,063
Tax valuation allowance	$418,285	$36,324	$(31,820)	$—	$—	$422,789
Year ended December 31, 2012
Allowance for doubtful accounts	$30,145	$(1,148)	$—	$(17,625)	$(576)	$10,796
Tax valuation allowance	$469,224	$(30,745)	$(20,194)	$—	$—	$418,285
Year ended December 31, 2011
Allowance for doubtful accounts	$32,176	$2,161	$—	$—	$(4,192)	$30,145
Tax valuation allowance	$473,914	$(3,877)	$(813)	$—	$—	$469,224
(1)
Charged (credited) against other comprehensive income.

(2)
Represents write-offs of allowance for doubtful accounts and foreign exchange differences.